Formation of the Company	12 Months Ended
Dec. 31, 2013
Regulated Operations [Abstract]
Formation of the Company

NOTE 2 — Formation of the Company

Actavis plc was incorporated in Ireland on May 16, 2013 as a private limited company and re-registered effective September 18, 2013 as a public limited company. It was established for the purpose of facilitating the business combination between Actavis, Inc. and Warner Chilcott plc (“Warner Chilcott”). On October 1, 2013, pursuant to the transaction agreement dated May 19, 2013 among Actavis, Inc., Warner Chilcott, the Company, Actavis Ireland Holding Limited, Actavis W.C. Holding LLC (now known as Actavis W.C. Holding Inc.) and Actavis W.C. Holding 2 LLC (now known as Actavis W.C. Holding 2 Inc.) (“MergerSub”), (i) the Company acquired Warner Chilcott (the “Warner Chilcott Acquisition”) pursuant to a scheme of arrangement under Section 201, and a capital reduction under Sections 72 and 74, of the Irish Companies Act of 1963 where each Warner Chilcott ordinary share was converted into 0.160 of a Company ordinary share (the “Company Ordinary Shares”), or $5,833.9 million in equity consideration, and (ii) MergerSub merged with and into Actavis, Inc., with Actavis, Inc. as the surviving corporation in the merger (the “Merger” and, together with the Warner Chilcott Acquisition, the “Transactions”). Following the consummation of the Transactions, Actavis, Inc. and Warner Chilcott became wholly-owned subsidiaries of Actavis plc. Each of Actavis, Inc.’s common shares was converted into one Company Ordinary Share. Effective October 1, 2013, through a series of related-party transactions, Actavis plc contributed its indirect subsidiaries, including Actavis Inc. to Warner Chilcott Limited, a separate wholly-owned registrant.

The issuance of the Company Ordinary Shares in connection with the Transactions was registered under the Securities Act of 1933, as amended, pursuant to the Company’s registration statement on Form S-4 (File No. 333-189402) filed with the Securities and Exchange Commission and declared effective on July 31, 2013.

Pursuant to Rule 12g-3(c) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the Company is the successor issuer to Actavis, Inc. and to Warner Chilcott. The Company Ordinary Shares are deemed to be registered under Section 12(b) of the Exchange Act, and the Company is subject to the informational requirements of the Exchange Act, and the rules and regulations promulgated thereunder. The Company’s Ordinary Shares were approved for listing on the New York Stock Exchange (“NYSE”) and trade under the symbol “ACT”.

On October 31, 2012, Watson Pharmaceuticals, Inc. completed the acquisition of the Actavis Group for a cash payment of €4,219.7 million, or approximately $5,469.8 million, and contingent consideration of up to 5.5 million newly issued shares of Actavis, Inc. which have since been issued (the “Actavis Group Acquisition”). Watson Pharmaceuticals, Inc.’s Common Stock traded on the NYSE under the symbol “WPI” until close of trading on January 23, 2013, at which time Watson Pharmaceuticals, Inc. changed its corporate name to “Actavis, Inc.” and changed its ticker symbol to “ACT.”

References throughout to “we,” “our,” “us,” the “Company” or “Actavis” refer to financial information and transactions of Watson Pharmaceuticals, Inc. prior to January 23, 2013, Actavis, Inc. from January 23, 2013 until October 1, 2013 and Actavis plc subsequent to October 1, 2013.